Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through other comprehensive income [abstract]
Proceeds from sale of shares	$ 10	$ 873,500	$ 840,600
Unrealized gain (loss) on investments in equity instruments at fair value through other comprehensive income	109,000	156,800	$ 1,193,100
Cumulative loss allowance for expected credit loss	$ 32,500	$ 35,600